Deferred tax assets (DTA) / deferred tax liabilities (DTL) (net) - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement [Line Items]
Unabsorbed depreciation	₨ 0
Deferred tax asset utilisation of which is dependent on future taxable profits	₨ 1,611	₨ 1,465
Top of range
Statement [Line Items]
Tax losses, Offsetting period	8 years
Bottom of range
Statement [Line Items]
Tax losses, Offsetting period	5 years
Unabsorbed Depreciation And Tax Losses
Statement [Line Items]
Unabsorbed depreciation	₨ 129,232	107,074
Unabsorbed Depreciation
Statement [Line Items]
Unabsorbed depreciation	₨ 1,535	1,970
Unused tax credits
Statement [Line Items]
Description of Expiry year of Temporary difference, unused tax losses and unused tax credits	The expiry year of MAT credit is 8 to 15 years from the date of entitlement and deferred tax has been recognised on MAT credit which are expected to be utilised before the expiry year.
Temporary difference, unused tax losses and unused tax credits, Expiry terms	15 years
Unused tax credit	₨ 82	323
Deferred tax liability not recognized as parent control distribution of earning of subsidiaries available for distribution	15,783	7,746
Capital Losses
Statement [Line Items]
Unabsorbed depreciation	₨ 828
Temporary difference, unused tax losses and unused tax credits, Expiry terms	4 years
Group Tax Losses
Statement [Line Items]
Unabsorbed depreciation	₨ 7,586	2,092
Deferred tax asset utilisation of which is dependent on future taxable profits	₨ 34,016	₨ 28,096
Group Tax Losses | Top of range
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	8 years
Group Tax Losses | Bottom of range
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	5 years
India
Statement [Line Items]
Applicable tax rate	31.20%	31.20%	31.20%
India | Unabsorbed Depreciation And Tax Losses
Statement [Line Items]
Unabsorbed depreciation	₨ 140,086	₨ 110,796
India | Unused tax losses
Statement [Line Items]
Unabsorbed depreciation	₨ 10,854	₨ 3,606